Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000022342 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Total Bond Market Trust (Series NAV/JAGUX)
Average Annual Return, Percent	6.91%	(0.65%)	1.75%
C000117966 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Total Bond Market Trust (Series II/JAGVX)
Average Annual Return, Percent	6.67%	(0.91%)	1.48%
C000117965 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Total Bond Market Trust (Series I/JTBMX)
Average Annual Return, Percent	6.86%	(0.70%)	1.69%
C000022375 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Core Bond Trust (Series I/JADKX)
Average Annual Return, Percent	6.94%	(0.57%)	1.91%
C000022376 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Core Bond Trust (Series II/JAAEX)
Average Annual Return, Percent	6.77%	(0.78%)	1.70%
C000022374 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Core Bond Trust (Series NAV/JVCNX)
Average Annual Return, Percent	7.03%	(0.52%)	1.96%
C000022418 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Opportunistic Fixed Income Trust (Series NAV/JAEKX)
Average Annual Return, Percent	9.60%	0.62%	3.25%
C000022420 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Opportunistic Fixed Income Trust (Series II/JAEHX)
Average Annual Return, Percent	9.20%	0.37%	2.99%
C000022419 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Opportunistic Fixed Income Trust (Series I/JAEJX)
Average Annual Return, Percent	9.51%	0.57%	3.19%
C000022431 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Active Bond Trust (Series I/JAHFX)
Average Annual Return, Percent	7.39%	0.02%	2.61%
C000022432 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Active Bond Trust (Series II/JAHEX)
Average Annual Return, Percent	7.18%	(0.17%)	2.41%
C000022430 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Active Bond Trust (Series NAV/JAHDX)
Average Annual Return, Percent	7.56%	0.09%	2.67%
C000022446 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	High Yield Trust (Series NAV/JAEMX)
Average Annual Return, Percent	7.45%	4.02%	6.14%
C000022448 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	High Yield Trust (Series II/JAEOX)
Average Annual Return, Percent	7.25%	3.74%	5.86%
C000022447 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	High Yield Trust (Series I/JAELX)
Average Annual Return, Percent	7.46%	3.97%	6.07%
C000022568 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investment Quality Bond Trust (Series I/JADUX)
Average Annual Return, Percent	6.97%	(0.47%)	2.37%
C000022569 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investment Quality Bond Trust (Series II/JADSX)
Average Annual Return, Percent	6.67%	(0.69%)	2.16%
C000022567 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investment Quality Bond Trust (Series NAV/JAJNX)
Average Annual Return, Percent	6.94%	(0.44%)	2.41%
C000022740 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Strategic Income Opportunities Trust (Series I/JESNX)
Average Annual Return, Percent	7.51%	1.55%	3.21%
C000022741 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Strategic Income Opportunities Trust (Series II/JESPX)
Average Annual Return, Percent	7.22%	1.34%	3.00%
C000022739 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Strategic Income Opportunities Trust (Series NAV/JVRNX)
Average Annual Return, Percent	7.51%	1.61%	3.26%
C000073237 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Short Term Government Income Trust (Series NAV/JAFYX)
Average Annual Return, Percent	5.09%	0.67%	1.25%
C000073239 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Short Term Government Income Trust (Series II/JAFWX)
Average Annual Return, Percent	4.95%	0.43%	1.01%
C000073238 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Short Term Government Income Trust (Series I/JAJPX)
Average Annual Return, Percent	5.14%	0.64%	1.21%
C000078286 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Select Bond Trust (Series I/JAFZX)
Average Annual Return, Percent	7.47%	(0.32%)	2.21%
C000078287 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Select Bond Trust (Series II/JHBDX)
Average Annual Return, Percent	7.36%	(0.51%)	2.01%
C000078285 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Select Bond Trust (Series NAV/JAGBX)
Average Annual Return, Percent	7.52%	(0.27%)	2.26%
C000090651 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ultra Short Term Bond Trust (Series NAV/JAGFX)
Average Annual Return, Percent	4.34%	2.52%	2.01%
C000090650 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ultra Short Term Bond Trust (Series II/JAGEX)
Average Annual Return, Percent	4.02%	2.27%	1.75%
C000090649 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ultra Short Term Bond Trust (Series I/JAGJX)
Average Annual Return, Percent	4.29%	2.48%	1.95%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Bloomberg Global Aggregate Bond USD Hedged Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond (USD Hedged) Index
Average Annual Return, Percent	4.86%	0.34%	2.39%
Bloomberg U S High Yield 2 Issuer Capped Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. High Yield 2% Issuer Capped Index
Average Annual Return, Percent	8.62%	4.50%	6.52%
ICE BofA U S High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Index
Average Annual Return, Percent	8.50%	4.50%	6.45%
Bloomberg U S Government 1 5 Year Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government 1-5 Year Bond Index
Average Annual Return, Percent	5.83%	1.29%	1.82%
ICE BofA 6 Month U S Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 6-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.28%	3.22%	2.32%